Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0262 F: +1 202.637.3593 owenpinkerton@ eversheds-sutherland.com

May 9, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flat Rock Core Plus Fund

Dear Sir/Madam:

On behalf of Flat Rock Core Plus Fund (the “Fund”), we hereby electronically file the Fund’s Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-2 (the “Registration Statement”). The purpose of this filing is to register an unlimited number of common shares of beneficial interest of the Fund. The filing of the Fund’s Registration Statement was preceded by the filing of a Notification of Registration on Form N-8A.

If you have any questions, please contact Owen Pinkerton at (202) 383-0262.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.